Derivative Instruments - Gain (Loss) for Derivative Instruments Not Designated or Qualifying as Hedging Instruments (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses) on derivative instruments	$ (7,319)	$ (10,244)	$ (15,194)	$ (19,488)
Unrealized gains (losses) on derivative instruments	18,207	(6,091)	12,050	(4,368)
Gain (loss) on derivative instruments, net	10,888	(16,335)	(3,144)	(23,856)
Interest rate swap agreements [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses) on derivative instruments	(7,319)	(10,020)	(14,624)	(19,264)
Unrealized gains (losses) on derivative instruments	17,424	(5,391)	13,067	(1,368)
Gain (loss) on derivative instruments, net	10,105	(15,411)	(1,557)	(20,632)
Interest Rate Swaption [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Unrealized gains (losses) on derivative instruments	593		593
Gain (loss) on derivative instruments, net	593		593
Toledo Spirit time-charter derivative [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses) on derivative instruments		(224)	(570)	(224)
Unrealized gains (losses) on derivative instruments	190	(700)	(1,610)	(3,000)
Gain (loss) on derivative instruments, net	$ 190	$ (924)	$ (2,180)	$ (3,224)